Long-Term Debt:	12 Months Ended
Dec. 31, 2018
Debt Disclosure
Long-Term Debt:

6. Long-Term Debt:

The amounts shown in the accompanying consolidated condensed balance sheets are analyzed as follows:

		Year Ended
Debt instruments	Borrowers-Issuers	December 31, 2018	December 31, 2017

$480 Million Term Loan Facility	Arctic LNG and Dynagas Finance LLC	472,800	477,600
$250 Million Senior Unsecured Notes	Dynagas Partners and Dynagas Finance	250,000	250,000
Total debt		$722,800	$727,600
Less deferred financing fees		(9,984)	(13,247)
Total debt, net of deferred finance costs		$712,816	$714,353
Less current portion, net of deferred financing fees		$(251,754)	$(2,655)

Long-term debt, net of current portion and deferred financing fees		$461,062	$711,698

$480 Million Senior Secured Term Loan Facility

On May 18, 2017, Arctic LNG and Dynagas Finance LLC, wholly owned subsidiaries of the Partnership, as co-borrowers, entered into a $480.0 million senior secured term loan (the “Term Loan B”). The net proceeds of the Term Loan B were used to refinance and repay in full the indebtedness outstanding under the Partnership’s existing $340 million senior secured revolving credit facility and the $200 million term loan facility and to pay transaction fees and expenses. The Term Loan B bears interest at LIBOR plus a margin and provides for a 0.25% quarterly amortization on the principal and a bullet payment at maturity in May 2023. The Term Loan B is secured by a first priority mortgages on the vessels owned by the borrower subsidiary guarantors, a first priority specific assignment of the existing time charters, a first priority assignment of all insurances and earnings of the vessels, pledges on certain deposit accounts of Arctic LNG and its vessel owning subsidiaries, among others and is guaranteed by the Partnership, certain of the Partnership’s subsidiaries and the vessel-owning subsidiaries of Arctic LNG.

The Term Loan B contains cross default provisions and negative covenants customary for facilities of the type, including, but not limited to, certain limitations on indebtedness, asset sales, transactions with affiliates, restricted payments (with the ability to distribute available cash subject to no event of default and compliance with certain financial covenants) as further set forth in the provisions of the Term Loan B.

$250 Million Senior Unsecured Notes due 2019

On September 15, 2014, the Partnership completed the public offering of the 2019 Notes due October 30, 2019 with the purpose of funding the majority of the purchase price related to the Yenisei River acquisition. The 2019 Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year. Pursuant to the terms of the 2019 Notes and the Indenture, the Partnership may issue, from time to time, senior unsecured debentures which may be unlimited as to principal amount, in one or more series. The 2019 Notes are unsubordinated unsecured obligations of the Partnership and are not redeemable at the option of the Partnership prior to maturity.

The Term Loan B and the 2019 Notes contain financial covenants that require the Partnership to:

  meet a specified maximum loan to value ratio, which is the ratio of the aggregate principal amounts due under the Term Loan B to the aggregate fair value of the collateral vessels under the Term Loan B;
  meet a specified minimum debt service coverage ratio, the ratio of the twelve month rolling operating cash flow of Arctic LNG to the twelve month rolling debt service payments under the Term Loan B;

maintain aggregate free liquidity of at least $20.0 million;

  meet a maximum leverage ratio expressed as a percentage of total borrowings to total book assets; and
  maintain a certain minimum net worth level.

The financing agreements for both the Term Loan B and the 2019 Notes restrict the Partnership from declaring or making any distributions if an event of default has occurred, is occurring or would occur as a result of the distribution. The Term Loan B further restricts the Partnership from paying any dividend or other distributions unless a minimum interest coverage ratio is met on a consolidated basis.

As of December 31, 2018, the Partnership was in compliance with all financial covenants prescribed in its debt agreements, including the 2019 Notes and the Term Loan B.

The annual principal payments for the Partnership’s outstanding debt arrangements as at December 31, 2018, required to be made after the balance sheet date were as follows:

Year ending December 31,	Amount
2019	$254,800
2020	4,800
2021	4,800
2022	4,800
2023	453,600

Total long-term debt	$722,800

The Partnership’s debt is denominated in U.S. dollars and, apart from the 2019 Notes that bear a fixed interest rate, the Term Loan B bears a floating interest rate. The weighted average interest rate on the Partnership’s long-term debt for the years ended December 31, 2018, 2017 and 2016, was 6.4%, 5.4% and 4.4%, respectively.

Total interest incurred on long-term debt for the years ended December 31, 2018, 2017 and 2016, amounted to $46,884, $39,775 and $32,887, respectively, and is included in Interest and finance costs (Note 12) in the accompanying consolidated statements of income.

Commitment fees incurred for the years ended December 31, 2018, 2017 and 2016, amounted to nil, nil and $2, respectively. Such fees are included in Interest and finance costs (Note 12) in the accompanying consolidated statements of income.